Segment information (Details)	12 Months Ended
	Dec. 31, 2020 Product Segment	Dec. 31, 2019	Dec. 31, 2018
Operating Segment [Abstract]
Number of segments | Segment	1
Customer One [Member]
Major Customers [Abstract]
Percentage of revenue	54.00%	44.00%
Percentage of accounts receivable	42.00%	44.00%
Commercial Products [Member]
Operating Segment [Abstract]
Number of products	2
Development Products [Member]
Operating Segment [Abstract]
Number of products	2
Lomitapide [Member] | Italy, the Netherlands and Greece [Member]
Major Customers [Abstract]
Percentage of revenue			76.00%